Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
December 31,	2024	2023

Land	$2,476	$2,476
Construction in progress	-	7
Buildings	10,177	10,121
Furniture and fixtures	4,387	4,272
Automobiles	160	162

Total	17,200	17,038
Less accumulated depreciation	(8,949)	(8,493)

Net	$8,251	$8,545